INVENTORY, NET - Inventory Obsolescence Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventories [Abstract]
Inventory obsolescence provision - beginning	$ 12	$ 20	$ 19
Add: increase in provision	2	3	2
Deduct: inventory obsolescence write off	(4)	(12)	(1)
Impact of foreign exchange	0	1	0
Inventory obsolescence provision - ending	$ 10	$ 12	$ 20